SUTHERLAND ASBILL & BRENNAN LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 202.383.0100 Fax 202.637.3593 www.sutherland.com

CYNTHIA R. BEYEA

DIRECT LINE: 202.383.0472

E-mail: Cynthia.beyea@sutherland.com

August 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4041

Re:	Realty Capital Income Funds Trust

File Nos. 333-185734; 811-22785

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of Realty Capital Income Funds Trust (the “Trust”) that the forms of prospectuses and statement of additional information of the AR Capital Real Estate Income Fund that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in post-effective amendment no. 10 to the Trust’s registration statement, which was filed with the Securities and Exchange Commission on July 29, 2014.

Please do not hesitate to contact the undersigned if you have any questions regarding this certification.

Sincerely,

/s/ Cynthia R. Beyea

Cynthia R. Beyea

cc:	John H. Grady, National Fund Advisors Christopher Carlson, RCS Advisory Services Natalya Zelensky, RCS Advisory Services Steven B. Boehm, Sutherland Ronald Coenen Jr., Sutherland